Reportable Segments - Schedule of Total Assets by Segment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 24, 2024	Dec. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 18,707,122	$ 19,992,488	$ 22,299,402	$ 78,588,364		$ 805,791
Total Goodwill	4,916,694	4,916,694		$ 61,591,904	$ 61,591,904	0
Non-Operating Corporate [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	97,600	216,769				0
Total Goodwill	0	0
Technology [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	917,142	1,503,995				805,791
Total Goodwill	0	0
Telehealth [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	17,692,380	18,271,724				$ 0
Total Goodwill	$ 4,916,694	$ 4,916,694